Document and Entity Information Document	Mar. 31, 2020
Document Information [Line Items]
Entity Emerging Growth Company	false
City Area Code	(503)
Entity Address, Address Line One	250 S.W. Taylor Street
Entity Registrant Name	NORTHWEST NATURAL GAS COMPANY
Document Type	8-K
Document Period End Date	Mar. 31, 2020
Entity Central Index Key	0000073020
Amendment Flag	false
Entity File Number	1-15973
Entity Incorporation, State or Country Code	OR
Entity Tax Identification Number	93-0256722
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97204
Local Phone Number	226-4211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false